Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Basis of Presentation and Significant Accounting Policies
Schedule of Revenue by Major Customers

	For the		For the
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Customer A	28%	29%	34%	30%
Customer B	20%	21%	25%	15%
Customer C	19%	19%	17%	16%
Customer D	—%	17%	2%	29%
Customer E	19%	—%	8%	—%

	For the Years Ended December 31,
	2015	2014
Customer A	30%	0%
Customer B	24%	54%
Customer C	17%	8%
Customer D	17%	16%

Schedule of inventory and prepaid expenses

The Company records well equipment inventory at the lower of cost or market value. Prepaid expenses are recorded at cost. Inventory and prepaid expenses are comprised of the following (in thousands):

	September 30,	December 31,
	2016	2015
Well equipment inventory	$3,950	$6,238
Prepaid expenses	1,745	1,700
	$5,695	$7,938

The Company records well equipment inventory at the lower of cost or market value. Prepaid expenses and prepaid water are recorded at cost. Inventory and prepaid expenses are comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Well equipment inventory	$6,238	$3,431
Prepaid water	253	622
Prepaid expenses	1,447	398
	$7,938	$4,451

Schedule of other property and equipment

Other property and equipment is comprised of the following (in thousands):

	September 30,	December 31,
	2016	2015
Rental equipment	$2,910	$2,910
Land	12,978	14,778
Midstream facilities	12,623	10,783
Office leasehold improvements	4,360	3,967
Other	4,722	4,073
Less: accumulated depreciation	(8,247)	(6,109)
	$29,346	$30,402

Other property and equipment is comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Rental equipment	$2,910	$1,315
Land	14,778	4,104
Midstream facilities	10,783	5,686
Office leasehold improvements	3,967	230
Other	4,073	1,525
Less: accumulated depreciation	(6,109)	(218)
	$30,402	$12,642

Schedule of balance sheet line items adjusted as a result of new accounting pronouncement

The balance sheet line items that were adjusted as a result of the adoption of ASU 2015-03 are presented in the following table (in thousands):

	As of December 31, 2015		As of December 31, 2014
	As Reported	As Adjusted	As Reported	As Adjusted
Debt issuance costs	$14,196	N/A	$16,626	N/A
Other non-current assets	N/A	$1,846	N/A	$1,507
Total Non-Current Assets	$18,044	$5,694	$32,805	$17,686
Total Assets	$1,646,490	$1,634,140	$1,216,188	$1,201,069
Second Lien Notes, net of unamortized debt discount	$425,140	N/A	$424,022	N/A
Second Lien Notes, net of unamortized debt discount and debt issuance costs	N/A	$412,790	N/A	$408,903
Total Non-Current Liabilities	$721,916	$709,566	$545,659	$530,540
Total Liabilities	$892,258	$879,908	$671,000	$655,881
Total Liabilities and Members’ Equity	$1,646,490	$1,634,140	$1,216,188	$1,201,069